Loomis Sayles Global Allocation Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
FTSE World Government Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.55%	(3.53%)	0.54%
MSCI World Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.94%	6.52%	9.50%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	6.25%	9.22%